Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ 1,587	$ 932	$ 1,625	$ 2,192
Return on plan assets (excluding interest based on discount rate)	(977)	(203)	(1,000)	(921)
Total remeasurements of employee benefit plans	610	729	625	1,271
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	147	63	148	180
Experience adjustments	(7)	(3)	(9)	(6)
Total remeasurements of employee benefit plans	$ 140	$ 60	$ 139	$ 174